Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended
	Dec. 29, 2021	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000266745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Optima Strategic Credit Fund (Founders Class/OPTCX)
Accumulated Value	$ 10,000	$ 9,890		$ 9,902	$ 10,491	$ 11,341	$ 11,577
iBoxx Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			iBoxx Liquid High Yield Index
Accumulated Value	10,000	8,888		9,514	10,684	11,592	12,135
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Accumulated Value	$ 10,000	$ 8,922		$ 8,887	$ 9,591	$ 9,948	$ 10,170